Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Convertible Notes

Subsequent to March 31, 2023, the Company entered into a loan agreement with a lender whereby the lender issued the Company a promissory note of $109,250. The note has an interest rate of 10% and a maturity date of April 24, 2024.

Beginning on October 24, 2023, the note is convertible into shares of the Company’s common stock, par value $0.001 per share, equal to 65% of the lowest trading price of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

Consultant Shares

Subsequent to March 31, 2023, the Company issued 675,000 shares of Common Stock to consultants with a fair value of $76,950.

Equity Line of Credit

Subsequent to March 31, 2023, the Company drew down from its outstanding Equity Line of Credit and issued 1,409,841 shares for total proceeds of $91,016. The Company also issued an additional 2,729,522 shares pursuant to the trigger of the make-whole provision contained in the first amendment to the common stock purchase agreement for the Equity Line of Credit.

Note 15 – Subsequent Events

Increase in Authorized Shares

On January 18, 2023, upon approval from our board of directors and stockholders, we filed Second Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada for the purpose of increasing our authorized shares of Common Stock to 1,500,000,000.

Note Conversions

Subsequent to December 31, 2022, $1,417,782 in principal of three convertible notes converted into 6,946,851 shares of common stock.

Note Repayments and Warrant Cancellations

Subsequent to December 31, 2022, the Company repaid $1,500,000 in convertible notes, resulting in the cancellation of 1,216,008 warrants, per the Restructuring Agreements entered into on September 15, 2022.

Securities Purchase Agreements

Subsequent to December 31, 2022, the Company entered into a Securities Purchase Agreement with an investor to purchase 1,562,500 shares of common stock for gross proceeds of $750,000.

Convertible Notes

Subsequent to December 31, 2022, the Company entered into 3 convertible promissory notes with 3 investors for proceeds of $2,364,250.

Minority Investment in OG Collection, Inc.

Subsequent to December 31, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG, the Company and the Investor entered into a Shareholder Agreement.

Additional Purchase of Orbit Media, LLC

Subsequent to December 31, 2022, the Company acquired an additional 5% of the membership interests of Orbit Media, LLC., bringing our total membership interests to 56%. Orbit Media LLC., has been consolidated due to the Company’s ownership of 85% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

February 2023 Warrant Exchange

On February 10, 2023 the Company entered into a letter agreement (the “Letter Agreement”), between Creatd and the respective holders of an aggregate of 2,161,415 warrants (the “Warrants”) to issue to the holders, for each Warrant held by such Selling Stockholder, one new warrant to purchase one share of the Company’s common stock in exchange for the immediate exercise of the Warrants. The new warrants are exercisable immediately, for a term of 60 months, at a price of $0.77, subject to customary adjustment provisions.

March 2023 Warrant Exchange

On March 6, 2023 the Company entered a letter agreement (the “Letter Agreement”), between Creatd, Inc. and the respective holders of an aggregate of 1,607,050 warrants (the “Warrants”) to issue to the holders, for each Warrant held by such Selling Stockholder, one new warrant to purchase one share of the Company’s common stock in exchange for the immediate exercise of the Warrants. The new warrants are exercisable immediately, for a term of 60 months, at a price of $0.77, subject to customary adjustment provisions.

Additional Purchase of Dune, Inc.

Subsequent to December 31, 2022, the Company acquired an additional 23% equity interest in Dune, Inc. bringing our total ownership to 85% . Dune, Inc., has been consolidated due to the Company’s ownership of over 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

Additional Purchase of WHE Agency, Inc.

Subsequent to December 31, 2022, the Company acquired an additional 51% of the equity interest in WHE Agency, Inc. bringing our total ownership to 95%. WHE Agency, Inc., has been consolidated due to the Company’s ownership of over 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

Consultant Shares

Subsequent to December 31, 2022, the Company issued 3,142,780 shares of Common Stock to consultants.

Employee & Officer Equity Awards

Subsequent to December 31, 2022, in recognition of certain employees having accepted reduced salaries beginning August 22, 2023, the Company issued equity awards totaling 7,512,918 shares to non-officer employees and 18,250,319 to officers of the Company. The fair value of these issuances is $16,134,193 and the Company will be paying approximately $3,477,062 in payroll taxes on behalf of employees receiving these awards.

Equity Line of Credit

Subsequent to December 31, 2022, the Company drew down from its outstanding Equity Line of Credit for total proceeds of $300,000.